[DECHERT LLP LETTERHEAD]

April 19, 2016

Ms. Valerie Lithotomos
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Claymore Exchange-Traded Fund Trust (the “Trust”; File Nos. 333-134551 & 811-21906)

Dear Ms. Lithotomos:

On behalf of the Trust, attached herewith for filing is the Post-Effective Amendment No. 434 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A pursuant to Rule 485(a) under the Securities Act of 1933, as amended. This filing relates to the Guggenheim BulletShares 2026 Corporate Bond ETF, Guggenheim BulletShares 2027 Corporate Bond ETF and Guggenheim BulletShares 2028 Corporate Bond ETF, each a newly created series of the Trust, and should have no effect on the other existing series of the Trust.

If you have any questions, please feel free to contact me at (212) 641-5669.

Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz